Schedule of Investments (unaudited)	iShares® MSCI Finland ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 0.8%
Nokian Renkaat OYJ	18,772	$152,678

Banks — 16.6%
Nordea Bank Abp, New	281,870	3,162,656

Broadline Retail — 1.3%
Puuilo OYJ	12,897	122,404
Tokmanni Group Corp.	9,389	132,041
		254,445
Chemicals — 1.3%
Kemira OYJ	14,243	239,579

Communications Equipment — 8.9%
Nokia OYJ	482,651	1,692,830

Consumer Staples Distribution & Retail — 2.9%
Kesko OYJ, Class B	29,315	560,713

Containers & Packaging — 3.2%
Huhtamaki OYJ	11,052	428,281
Metsa Board OYJ, Class B(a)	24,041	183,974
		612,255
Diversified Telecommunication Services — 3.5%
Elisa OYJ	14,883	665,502

Electric Utilities — 3.5%
Fortum OYJ	47,123	661,885

Electrical Equipment — 0.6%
Kempower OYJ(a)(b)	3,507	107,206

Health Care Equipment & Supplies — 0.6%
Revenio Group OYJ	4,665	117,331

Household Durables — 0.4%
YIT OYJ	38,878	81,500

Insurance — 10.3%
Mandatum OYJ(b)	44,349	189,765
Sampo OYJ, Class A	40,287	1,761,879
		1,951,644
IT Services — 1.5%
TietoEVRY OYJ	13,031	286,091

Machinery — 17.0%
Cargotec OYJ, Class B	5,101	257,220
Kone OYJ, Class B	18,327	815,837
Konecranes OYJ	8,135	321,994
Metso OYJ	69,234	682,009
Valmet OYJ	17,368	463,562
Wartsila OYJ Abp	49,686	686,610
		3,227,232
Security	Shares	Value

Metals & Mining — 1.3%
Outokumpu OYJ	50,889	$239,788

Oil, Gas & Consumable Fuels — 4.4%
Neste OYJ	21,996	838,107

Paper & Forest Products — 12.8%
Stora Enso OYJ, Class R	59,890	778,186
UPM-Kymmene OYJ	47,617	1,665,854
		2,444,040
Passenger Airlines — 0.1%
Finnair OYJ(b)	416,473	16,865

Pharmaceuticals — 2.5%
Orion OYJ, Class B	11,805	468,329

Real Estate Management & Development — 1.6%
Citycon OYJ	19,750	111,878
Kojamo OYJ	17,960	200,188
		312,066
Software — 1.0%
QT Group OYJ(a)(b)	2,797	193,738

Specialty Retail — 0.9%
Musti Group OYJ	6,063	173,843

Textiles, Apparel & Luxury Goods — 0.6%
Marimekko OYJ	8,023	108,115

Total Long-Term Investments — 97.6%
(Cost: $22,417,705)		18,568,438

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	429,376	429,590
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	30,000	30,000

Total Short-Term Securities — 2.4%
(Cost: $459,427)		459,590

Total Investments — 100.0%
(Cost: $22,877,132)		19,028,028

Other Assets Less Liabilities — 0.0%		4,129

Net Assets — 100.0%		$19,032,157

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$631,830	$—		$(202,346	)(a)	$47	$59	$429,590	429,376	$19,983	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000	(a)	—		—	—	30,000	30,000	243		—
						$47	$59	$459,590		$20,226		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	8	12/15/23	$383	$19,256

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,112,288	$17,456,150	$—	$18,568,438

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$459,590	$—	$—	$459,590
	$1,571,878	$17,456,150	$—	$19,028,028
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$19,256	$—	$19,256

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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